Leases - Right-of-use Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Beginning balance	$ 9,353	$ 15,146
Additions	557	428
Depreciation	(2,575)	(3,729)
Impairment	1,272	2,923
Reassessments	(448)	0
Exchange rate effect	(9)	431
Net carrying amount	5,606	9,353
Lease receivables	1,033	103
Right of Use, Real Estate, Integration Cost
Leases [Abstract]
Impairment		939
Right of Use, Real Estate, Selling, General And Administrative Expenses
Leases [Abstract]
Impairment	$ 1,272	$ 1,984